Expense Example - Climate Global - Climate Resilient US REIT Index ETF - Climate Global - Climate Resilient REIT Index ETF	Feb. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	$ 287